Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		50 Months Ended	56 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012	Mar. 31, 2011	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Mar. 31, 2012
REVENUES
Revenues	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Total revenues	0	0	0	0	0	0	0	0
EXPENSES
Office and general	172,268	87,703	212,523	129,643	261,032	91,427	358,384	570,907
Management fees	73,333	320,833	153,333	613,333	802,500	0	1,001,164	1,154,497
Professional fees	52,695	31,168	100,473	53,444	119,291	258,613	210,142	310,615
Gain on debt forgiveness	0	0	0	0	0	(8,000)	(8,000)	(8,000)
Exploration costs	69,717	30,649	284,702	45,756	440,894	0	440,894	725,596
Total expenses	(368,013)	(470,353)	(751,031)	(842,176)	(1,623,717)	(342,040)	(2,002,584)	(2,753,615)
OTHER INCOME (EXPENSE)
Interest expense	(78,813)	(82,169)	(157,626)	(170,661)	(328,347)	(197,374)	(525,721)	(683,347)
Loss on extinguishment of debt	(233,062)	0	(233,062)	0	0	(237,807)	(237,807)	(470,869)
Total other expenses	(311,875)	(82,169)	(390,688)	(170,661)	(328,347)	(435,181)	(763,528)	(1,154,216)
NET LOSS	$ (679,888)	$ (552,522)	$ (1,141,719)	$ (1,012,837)	$ (1,952,064)	$ (777,221)	$ (2,766,112)	$ (3,907,831)
BASIC LOSS PER COMMON SHARE	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.01)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING - BASIC	97,652,753	91,603,914	95,650,604	91,320,318	92,125,873	88,689,041